Net sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2026 EUR (€) customer store	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Net Sales and geographic information
Number of retail stores | store	2
Net sales	€ 2,502,695	€ 1,226,314	€ 840,852
Percentage of net sales	100.00%	100.00%	100.00%
Number of individual customers exceeding 10% of net sales | customer	0
Decrease in net sales from application of hedge accounting	€ (1,971)	€ (953)	€ (1,511)
Net sales recognized from contract liabilities	47,439	15,892	2,007
Germany
Net Sales and geographic information
Net sales	€ 204,882	€ 140,693	€ 127,867
Percentage of net sales	8.20%	11.50%	15.20%
United States
Net Sales and geographic information
Net sales	€ 843,843	€ 312,168	€ 171,795
Percentage of net sales	33.70%	25.50%	20.40%
United Kingdom
Net Sales and geographic information
Net sales	€ 287,291	€ 122,065	€ 57,299
Percentage of net sales	11.50%	10.00%	6.80%
Europe (excluding Germany and the United Kingdom)
Net Sales and geographic information
Net sales	€ 715,807	€ 375,474	€ 275,276
Percentage of net sales	28.60%	30.60%	32.70%
Rest of the world
Net Sales and geographic information
Net sales	€ 450,871	€ 275,913	€ 208,615
Percentage of net sales	18.00%	22.50%	24.80%
Germany
Net Sales and geographic information
Number of retail stores | store	2